Cover	12 Months Ended
Jul. 31, 2026
Document Information Line Items
Entity Registrant Name	APEX CRITICAL METALS CORP.
Entity Central Index Key	0002093856
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Jul. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Entity Ex Transition Period	false
Document Annual Report	true
Entity File Number	001-42949
Entity Primary SIC Number	1000
Entity Incorporation State Country Code	A1
Entity Address Address Line 1	Suite 400 - 570
Entity Address Address Line 2	Granville Street
Entity Address City Or Town	Vancouver
Entity Address, State or Province	BC
Entity Address Postal Zip Code	V6C 3P1
City Area Code	604
Local Phone Number	681-1568
Security 12b Title	American Depository Shares, each representing 6 Common Shares
Trading Symbol	APXC
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Registration Statement	false
Auditor Name	De Visser Gray LLP
Auditor Location	Vancouver, BC, Canada
Auditor Firm Id	1054
Annual Information Form	true
Audited Annual Financial Statements	true
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Entity Address, Country	CA
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	122 East 42nd Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	New York
Entity Address, State or Province	NY
Entity Address Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.